Derivative Financial Instruments and Risk Management Policies - Share Risk (Details)		12 Months Ended
	Apr. 23, 2021 cycle	Dec. 31, 2021 model	Dec. 31, 2018 model
Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			5 years
Number of independent cycles			3
Period in force of each cycle			3 years
Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years	5 years
Number of independent cycles	3	3
Period in force of each cycle	3 years	3 years